Share-Based Payments - Summary of Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year		21,505,797	21,481,457
Granted during the fiscal year Number			10,000,000
Exercised during the fiscal year Number			(9,975,660)
Balance at end of the end fiscal year Number			21,505,797
Vested and exercisable at end of the fiscal year Number			0
November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 25, 2016
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.038
Balance at start of the fiscal year		5,472,734	8,209,101
Exercised during the fiscal year Number			(2,736,367)
Balance at end of the end fiscal year Number			5,472,734
Vested and exercisable at end of the fiscal year Number			0
November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 17, 2017
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.021
Balance at start of the fiscal year		8,533,063	13,272,356
Exercised during the fiscal year Number			(4,739,293)
Balance at end of the end fiscal year Number			8,533,063
Vested and exercisable at end of the fiscal year Number			0
November 21, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 21, 2018
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.039
Balance at start of the fiscal year		7,500,000
Granted during the fiscal year Number			10,000,000
Exercised during the fiscal year Number			(2,500,000)
Balance at end of the end fiscal year Number			7,500,000
Vested and exercisable at end of the fiscal year Number			0
Share consolidation adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	2,700,291	2,150,581
Granted during the fiscal year Number	1,350,000	1,500,000
Exercised during the fiscal year Number	(950,291)	(950,290)
Balance at end of the end fiscal year Number	3,100,000	2,700,291	2,150,581
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 25, 2016	November 25, 2016
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.380	$ 0.380
Balance at start of the fiscal year	273,637	547,274
Exercised during the fiscal year Number	(273,637)	(273,637)
Balance at end of the end fiscal year Number	0	273,637	547,274
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 17, 2017	November 17, 2017
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.210	$ 0.210
Balance at start of the fiscal year	426,654	853,307
Exercised during the fiscal year Number	(426,654)	(426,653)
Balance at end of the end fiscal year Number	0	426,654	853,307
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 1, 2019	November 1, 2019
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.280	$ 0.280
Balance at start of the fiscal year	1,500,000
Granted during the fiscal year Number		1,500,000
Balance at end of the end fiscal year Number	1,500,000	1,500,000
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | November 16, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 16, 2018	November 16, 2018
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.390	$ 0.390
Balance at start of the fiscal year	500,000	750,000
Exercised during the fiscal year Number	(250,000)	(250,000)
Balance at end of the end fiscal year Number	250,000	500,000	750,000
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 27, 2020
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.255
Granted during the fiscal year Number	1,350,000
Balance at end of the end fiscal year Number	1,350,000
Vested and exercisable at end of the fiscal year Number	0